Administrative Expenses (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)	Dec. 31, 2015 CLP ($)
Administrative Expenses
General administrative expenses		$ 211,611	$ 209,304	$ 194,159
Outsources services		51,949	46,923	47,932
Marketing expenses		30,698	32,781	32,509
Taxes, payroll taxes and contributions		14,242	14,161	12,513
Board expenses		2,955	3,175	2,861
Total	$ 506,077	$ 311,455	$ 306,344	$ 289,974